Document And Entity Information	Mar. 13, 2024
Document Information [Line Items]
Entity, Registrant Name	Odyssey Semiconductor Technologies, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 13, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	333-234741
Entity, Tax Identification Number	84-1766761
Entity, Address, Address Line One	9 Brown Road
Entity, Address, City or Town	Ithaca
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14850
City Area Code	607
Local Phone Number	882-2754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001781405